UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6610
DREYFUS GNMA FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	1/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus GNMA Fund, Inc.
January 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--111.0%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Credit Cards--1.0%
Chase Issuance Trust,
Ser. 2007-A1, Cl. A1	5.34	3/15/13	7,000,000 a	7,000,000
Asset-Backed Ctfs./Home Equity Loans--1.8%
Equivantage Home Equity Loan
Trust, Ser. 1997-1, Cl. A4	7.78	3/25/28	848,117 a	845,507
Federal National Mortgage
Association, Whole Loan,
Ser. 2001-W1, Cl. AF6	6.90	7/25/31	2,974,384 a	2,965,196
GE Capital Mortgage Services,
Ser. 1999-HE1, Cl. A7	6.27	4/25/29	1,775,335	1,778,264
Nationstar Home Equity Loan Trust,
Ser. 2007-A, Cl. AV2	5.42	3/25/37	7,000,000 a	7,000,000
				12,588,967
Commercial Mortgage Pass-Through Ctfs.--.4%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	5.60	1/25/37	2,921,619 a,b	2,921,619
Residential Mortgage Pass-Through Ctfs.--5.1%
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31 Cl. 2A1	5.51	1/25/36	1,574,555 a	1,565,536
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-1,
Cl. 1A6A	5.86	2/25/37	3,500,000	3,500,000
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	5,905,471	5,939,974
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.55	12/25/34	6,876,058 a	6,895,476
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25 Cl. 4A2	6.18	9/25/36	1,622,378 a	1,634,910
J.P. Morgan Alternative Loan
Trust, Ser. 2006-S4, Cl. A6	5.71	12/25/36	3,500,000 a	3,496,933
J.P. Morgan Mortgage Trust,
Ser. 2003-A1, Cl. 1A1	4.35	10/25/33	5,321,911 a	5,186,740
J.P. Morgan Mortgage Trust,
Ser. 2005-A7 Cl. 1A2	4.99	10/25/35	1,925,000 a	1,890,926
JP Morgan Mortgage Trust,
Ser. 2007-A1, Cl. 3A1	5.01	7/20/35	3,500,000	3,457,055
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	2,225,000 a	2,163,523
				35,731,073
U.S. Government Agencies/Mortgage-Backed--98.7%
Federal Home Loan Mortgage Corp
6.00%			41,250,000 c	41,714,063
5.00%, 3/1/20			1,183,595	1,157,887
Federal National Mortgage Association
6.00%			9,930,000 c	9,967,238
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33			1,511,774	1,353,787
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,

5.00%, 7/25/34	4,649,890	4,612,226
Government National Mortgage Association I
5.00%	14,600,000 c	14,098,052
5.50%	28,600,000 c	28,314,000
6.00%	69,925,000 c	70,601,874
6.50%	5,500,000 c	5,627,160
5.00%, 5/15/33 - 10/15/35	57,358,286	55,446,351
5.50%, 6/15/20 - 9/15/35	136,907,833	135,709,954
6.00%, 10/15/19 - 10/15/36	39,001,073	39,425,002
6.50%, 9/15/08 - 6/15/32	5,461,735	5,587,468
7.00%, 11/15/22 - 12/15/22	19,656	20,326
7.50%, 2/15/17 - 5/15/26	7,509,319	7,831,547
8.00%, 4/15/08 - 12/15/22	3,132,407	3,305,425
8.50%, 7/15/08 - 12/15/22	2,797,364	2,994,469
9.00%, 1/15/19 - 12/15/22	2,214,075	2,383,237
9.50%, 3/15/18 - 11/15/24	494,012	540,635
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	2,879,711	2,817,721
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	4,924,095	4,791,025
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	3,230,843	3,130,849
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	7,876,412	7,696,212
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	10,196,323	9,923,584
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	2,425,590	2,370,626
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	2,813,484	2,758,790
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	3,500,000	3,426,185
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	4,260,000	4,263,362
Government National Mortgage Association II
4.50%, 1/20/34	774,839 a	774,030
5.00%, 9/20/33 - 1/20/36	55,188,198	53,149,295
5.38%, 2/20/27 - 6/20/32	4,356,810 a	4,386,953
5.50%, 7/20/30 - 1/20/36	72,996,616	72,284,983
5.75%, 9/20/27	11,908 a	12,025
6.00%, 12/20/28 - 6/20/36	44,455,784	44,792,369
6.50%, 5/20/31 - 10/20/36	37,415,349	38,205,904
7.00%, 4/20/24 - 4/20/32	11,898,294	12,271,863
7.50%, 9/20/30	183,238	190,590
9.50%, 9/20/17 - 2/20/25	149,290	162,122
		698,099,189
U.S. Treasury Bonds--.4%
4.50%, 2/15/36	3,350,000	3,132,253
U.S. Treasury Notes--3.6%
4.00%, 6/15/09	454,000 d	445,222
4.50%, 2/15/16	25,580,000 e	24,986,467
		25,431,689
Total Bonds and Notes
(cost $794,241,247)		784,904,790
	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options--.0%
3-Month Floor USD Libor-BBA

Interest Rate, June 2009 @
4.00	37,500,000	31,935
Put Options--.0%
3-Month Capped USD Libor-BBA
Interest Rate, January 2008
@ 6.00	73,000,000	3,015
Total Options
(cost $146,787)		34,950
	Principal
Short-Term Investments--14.2%	Amount ($)	Value ($)

U.S. Government Agencies
Federal Home Loan Mortgage Corp.
5.15%, 2/13/07	10,000,000	9,982,833
Federal National Mortgage
Association, 5.11%, 2/12/07	8,000,000	7,987,509
Federal National Mortgage
Association, 5.12%, 2/20/07	1,950,000	1,944,720
Federal National Mortgage
Association, 5.12%, 2/20/07	3,350,000	3,340,948
Federal National Mortgage
Association, 5.12%, 2/20/07	10,000,000	9,972,978
Federal National Mortgage
Association, 5.13%, 2/7/07	25,000,000	24,978,604
Federal National Mortgage
Association, 5.15%, 2/1/07	42,000,000	42,000,000
Total Short-Term Investments
(cost $100,207,592)		100,207,592

Other Investment--.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,628,000)	1,628,000 [f]	1,628,000
Investment of Cash Collateral for
Securities Loaned--3.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $25,925,790)	25,925,790 [f]	25,925,790

Total Investments (cost $922,149,416)	129.1%	912,701,122
Liabilities, Less Cash and Receivables	(29.1%)	(205,593,469)
Net Assets	100.0%	707,107,653

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these
	securities amounted to $2,921,619 or 0.4% of net assets.
c	Purchased on a forward commitment basis.
d	All or partially held by a broker as collateral for open financial futures positions.
e	All or a portion of these securities are on loan. At January 31, 2007, the total market value of the fund's
	securities on loan is $24,986,467 and the total market value of the collateral held by the fund is $25,925,790.
f	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
January 31, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2007 ($)

Financial Futures Short
U.S. Treasury 5 year Notes	243	(25,401,094)	March 2007	227,813
U.S. Treasury 10 year Notes	219	(23,378,250)	March 2007	(85,547)
				142,266

STATMENT OF OPTIONS WRITTEN
January 31, 2007 (Unaudited)

		Contracts		Value ($)

Put Options
March 2007 10 Year Future,
February 2007 @ 107
(Premiums received $102,388)		331		(181,017)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GNMA FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 22, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 22, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)